Utility Plant - Schedule of Rental Payments and Current Term Expiration Dates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 6,780
2015	5,231
2016	4,370
2017	2,716
2018	928
Corporate headquarters (expires in 2017) [Member]
Operating Leased Assets [Line Items]
2014	2,190
2015	2,270
2016	2,343
2017	1,194
2018	0
Phoenix administrative offices (expires in 2014) [Member]
Operating Leased Assets [Line Items]
2014	$ 243